Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information of the Company
Condensed balance sheets of parent company

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	5,541,746	661,714	95,049
Short-term investments	6,260,689	6,157,221	884,429
Prepayments and other current assets	18,789	17,906	2,572
Total current assets	11,821,224	6,836,841	982,050
Non-current assets
Intangible asset	2,579,338	1,994,292	286,462
Investments in subsidiaries, the VIE and subsidiaries of the VIE	4,440,777	21,053,370	3,024,127
Total non-current assets	7,020,115	23,047,662	3,310,589
Total assets	18,841,339	29,884,503	4,292,639

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Accrued expenses and other liabilities	18,745	23,566	3,385
Total current liabilities	18,745	23,566	3,385

Convertible bonds	—	5,206,682	747,893
Other non-current liabilities	—	7,389	1,061
Total non-current liabilities	—	5,214,071	748,954
Total liabilities	18,745	5,237,637	752,339

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized, 2,381,240,988 issued and outstanding as of December 31, 2018;77,300,000,000 shares authorized, 2,575,580,988 issued and outstanding as of December 31, 2019)	78	84	12
Class B ordinary shares (US$0.000005 par value; 2,200,000,000 authorized, 2,074,447,700 issued and outstanding as of December 31, 2018 and 2019)	64	64	9
Additional paid-in capital	29,114,527	41,493,949	5,960,233
Accumulated other comprehensive income	1,035,783	1,448,230	208,025
Accumulated deficits	(11,327,858)	(18,295,461)	(2,627,979)
Total shareholders' equity	18,822,594	24,646,866	3,540,300
Total liabilities and shareholders’ equity	18,841,339	29,884,503	4,292,639

Condensed statements of comprehensive income of parent company

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Costs of revenues
Costs of online marketplace services	—	(491,069)	(619,733)	(89,019)
Total costs of revenues	—	(491,069)	(619,733)	(89,019)
Sales and marketing expenses	—	(4,106)	(47,746)	(6,858)
General and administrative expenses	(165)	(4,101)	(3,245)	(466)
Total operating expenses	(165)	(8,207)	(50,991)	(7,324)
Operating loss	(165)	(499,276)	(670,724)	(96,343)
Interest income	8,264	207,597	318,166	45,702
Interest expense	—	—	(144,132)	(20,703)
Foreign exchange gain	—	113	—	—
Other loss	—	—	(31)	(4)
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(533,214)	(9,925,559)	(6,470,882)	(929,484)
Loss before income tax	(525,115)	(10,217,125)	(6,967,603)	(1,000,832)
Income tax expenses	—	—	—	—
Net loss	(525,115)	(10,217,125)	(6,967,603)	(1,000,832)

Other comprehensive income, net of tax of nil
Foreign currency translation difference, net of tax of nil	(47,681)	1,058,884	412,447	59,244
Comprehensive loss	(572,796)	(9,158,241)	(6,555,156)	(941,588)

Condensed statement of cash flows of parent company

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash generated from operating activities	2,753	110,724	259,409	37,262
Cash flows from investing activities:
Proceeds from sales of short-term investments	—	—	6,049,590	868,969
Cash given to purchase of short-term investments	—	(6,146,370)	(5,998,024)	(861,562)
Cash given to subsidiaries, the VIE and subsidiaries of the VIE	(1,058,908)	(6,749,831)	(20,293,132)	(2,914,926)
Net cash used in investing activities	(1,058,908)	(12,896,201)	(20,241,566)	(2,907,519)
Cash flows from financing activities:
Proceeds from initial public offering	—	11,879,944	—	—
Costs incurred for the initial public offering costs	—	(356,313)	—	—
Proceeds from follow-on offering	—	—	8,194,597	1,177,080
Costs incurred for the issuance costs of follow-on offering	—	—	(200,769)	(28,839)
Proceeds from issuance of convertible bonds	—	—	7,073,101	1,015,987
Costs incurred for the issuance of convertible bonds	—	—	(106,344)	(15,275)
Proceeds from issuance of convertible preferred shares	1,446,906	5,824,568	—	—
Costs incurred for the issuance at convertible preferred shares	(15,369)	(3,842)	—	—
Repurchase of Class B Ordinary Shares	(32,677)	—	—	—
Net cash generated from financing activities	1,398,860	17,344,357	14,960,585	2,148,953
Exchange rate effect on cash, cash equivalents and restricted cash	(47,820)	319,221	141,540	20,331
Net increase/(decrease) in cash, cash equivalents and restricted cash	294,885	4,878,101	(4,880,032)	(700,973)
Cash, cash equivalents and restricted cash at beginning of year	368,760	663,645	5,541,746	796,022
Cash, cash equivalents and restricted cash at end of year	663,645	5,541,746	661,714	95,049